Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as security for financial liabilities | €				€ 0
Additions to tangible assets	$ 6,263	$ 2,501	$ 13,704
Calyxt Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value of assets sold		$ 9,200
Additions to tangible assets	2,500
Other equipment	1,800
Cellectis [member] | Raw material manufacturing facility [member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	300
Cellectis [member] | Raw material manufacturing facility [member] | United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to tangible assets	$ 300